UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Shares		Value
Common Stock — 95.8%
Consumer Discretionary — 13.5%
Consumer Durables & Apparel — 2.5%
956,300	CROCS, Inc.[1]	$20,005,796

Consumer Services — 4.3%
203,577	Churchill Downs, Inc.	11,379,954
298,400	PF Chang’s China Bistro Inc.	11,792,768
237,650	Vail Resorts, Inc.[2]	10,278,363

		33,451,085

Retailing — 6.7%
275,600	Children’s Place Retail Stores, Inc. (The)[1]	14,240,252
291,000	DSW, Inc. — Class A	15,938,070
180,300	Group 1 Automotive, Inc.	10,127,451
314,400	HSN, Inc.	11,956,632

		52,262,405

Total Consumer Discretionary		105,719,286

Consumer Staples — 0.7%
Food & Staples Retailing — 0.7%
110,500	Andersons, Inc. (The)	5,380,245

Energy — 2.1%
169,250	Seacor Holdings, Inc.[1]	16,210,765

Financials — 19.4%
Banks — 6.9%
656,300	Associated Banc-Corp.	9,161,948
554,100	Boston Private Financial Holdings, Inc.	5,491,131
1,149,398	Capitol Federal Financial, Inc.	13,631,860
934,000	Investors Bancorp, Inc.[1]	14,028,680
574,850	MB Financial, Inc.	12,066,102

		54,379,721

Diversified Financials — 2.7%
422,100	KBW, Inc.	7,808,850
345,750	Stifel Financial Corp.[1]	13,083,180

		20,892,030

Insurance — 4.0%
792,600	Alterra Capital Holdings Ltd.	18,213,948
358,650	Platinum Underwriters Holdings Ltd.	13,090,725

		31,304,673

Real Estate — 5.8%
783,125	Chesapeake Lodging Trust	14,072,756
659,400	Cubesmart	7,846,860
148,400	Eastgroup Properties, Inc.	7,452,648
525,300	Potlatch Corp.[2]	16,462,902

		45,835,166

Total Financials		152,411,590

Health Care — 7.1%
Health Care Equipment & Services — 5.6%
796,900	CONMED Corp.	23,803,403

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
214,800	Cooper Cos., Inc. (The)	$17,551,308
196,100	Omnicell, Inc.[1]	2,982,681

		44,337,392

Pharmaceuticals, Biotechnology & Life Sciences — 1.5%
335,550	BioMarin Pharmaceutical, Inc.[1]	11,492,588

Total Health Care		55,829,980

Industrials — 20.3%
Capital Goods — 15.6%
309,100	A. O. Smith Corp.	13,894,045
160,850	Acuity Brands, Inc.	10,106,206
275,400	Applied Industrial Technologies, Inc.	11,327,202
473,571	Barnes Group, Inc.	12,459,653
7,583,450	Capstone Turbine Corp.[1]	7,735,119
265,600	Carlisle COS, Inc.	13,258,752
169,050	Chicago Bridge & Iron Co. N.V.	7,301,270
15,850	Clarcor, Inc.	778,076
86,579	Cubic Corp.	4,093,455
205,300	Interline Brands, Inc.[1]	4,436,533
382,050	ITT Corp.[1]	8,764,227
96,450	Kaydon Corp.	2,460,440
329,271	RBC Bearings, Inc.[1]	15,189,271
203,350	Robbins & Myers, Inc.	10,584,367

		122,388,616

Commercial & Professional Services — 4.7%
413,515	G & K Services, Inc. — Class A	14,142,213
638,300	Geo Group, Inc. (The)[1]	12,134,083
761,700	Interface, Inc. — Class A	10,625,715

		36,902,011

Total Industrials		159,290,627

Information Technology — 17.5%
Semiconductors & Semiconductor Components — 1.6%
553,050	International Rectifier Corp.[1]	12,758,863

Semiconductors & Semiconductor Equipment — 1.7%
1,388,200	Atmel Corp.[1]	13,687,652

Software & Services — 6.9%
338,322	Actuate Corp.[1]	2,124,662
1,002,500	Convergys Corp.[1]	13,383,375
282,500	J2 Global Inc.[2]	8,102,100
1,519,700	Monster Worldwide, Inc.[1]	14,817,075
200,300	Progress Software Corp.[1]	4,731,086
859,200	Sapient Corp	10,697,040

		53,855,338

Technology Hardware & Equipment — 7.3%
879,476	Aeroflex Holding Corp.[1]	9,797,363
692,200	Ciena Corp.[1]	11,206,718
1,755,748	Intermec, Inc.[1]	13,571,932
1,351,280	Oclaro, Inc.[1]	5,324,043
1,914,000	Quantum Corp.[1]	5,014,680

CRM Funds
1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
686,300	Super Micro Computer, Inc.[1]	$11,982,798

		56,897,534

Total Information Technology		137,199,387

Materials — 6.5%
302,753	Buckeye Technologies Inc.	10,284,519
310,200	Cabot Corp.	13,239,336
590,504	Calgon Carbon Corp.[1]	9,217,768
260,650	Innophos Holdings, Inc.	13,063,778
185,181	Materion Corp.[1]	5,320,250

Total Materials		51,125,651

Utilities — 8.7%
527,000	Hawaiian Electric Industries, Inc.[2]	13,359,450
471,200	NorthWestern Corp.	16,708,752
361,850	Southwest Gas Corp.	15,465,469
397,450	UIL Holdings Corp.	13,815,362
232,400	Unisource Energy Corp.	8,498,868

Total Utilities		67,847,901

Total Common Stock (Cost $677,449,906)		751,015,432

Short-Term Investments — 5.3%
20,703,642	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[3]	20,703,642
20,703,641	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[3]	20,703,641

Total Short-Term Investments (Cost $41,407,283)		41,407,283

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.1% (Cost $718,857,189)		792,422,715

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.1%
Repurchase Agreement
474,446	With JPMorgan: at 0.05%, dated 03/30/12, to be repurchased on 04/02/12, repurchase price $483,940 (collaterized by U.S. Treasury Inflationary Notes, par value ranging from $6,196 - $103,010, coupon rates ranging from 0.125% - 3.00%, 07/15/12 - 07/15/21; total market value $483,940)
(Cost $474,446)		$474,446

Total Investments — 101.2% (Cost $719,331,635)[4]		$792,897,161	[5]
Liabilities in Excess of Other Assets — (1.2%)		(9,120,361)

Total Net Assets — 100.0%		$783,776,800

CRM Funds
2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$751,015,432	$751,015,432	—	—
Short-Term Investments	41,407,283	41,407,283	—	—
Exchange-Traded Funds	—	—	—	—
Short-Term Investments Held as Collateral for Loaned Securities	474,446	474,446	—	—

Total	$792,897,161	$792,897,161	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $731,565,666. At March 31, 2012, net unrealized appreciation was $61,331,495. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $103,988,890, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $42,657,395.

[5]

At March 31, 2012, the market value of securities on loan for the CRM Small Cap Value Fund was $463,468. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds
3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Shares		Value
Common Stock — 96.9%
Consumer Discretionary — 10.3%
Consumer Durables & Apparel — 4.0%
1,029,700	CROCS, Inc.[1]	$21,541,324
273,000	Harman International Industries, Inc.	12,779,130

		34,320,454

Consumer Services — 0.8%
285,150	Intercontinental Hotels Group PLC, ADR[2,3]	6,621,183

Hotels, Restaurants & Leisure — 0.9%
177,800	Hyatt Hotels Corp. — Class A1	7,595,616

Retailing — 4.6%
450,150	Ann, Inc.[1]	12,892,296
117,200	DSW, Inc. — Class A	6,419,044
229,600	Foot Locker, Inc.	7,129,080
347,531	HSN, Inc.	13,216,604

		39,657,024

Total Consumer Discretionary		88,194,277

Consumer Staples — 3.3%
Food, Beverage & Tobacco — 3.3%
218,500	Corn Products International, Inc.	12,596,525
394,250	Dr Pepper Snapple Group, Inc.	15,852,793

Total Consumer Staples		28,449,318

Energy — 2.0%
163,200	Oceaneering International, Inc.	8,794,848
155,650	Whiting Petroleum Corp.[1]	8,451,795

Total Energy		17,246,643

Financials — 16.1%
Banks — 6.4%
699,700	Associated Banc-Corp.	9,767,812
579,900	Fifth Third Bancorp	8,147,595
396,250	Hancock Holding Co.	14,070,837
935,100	Hudson City Bancorp, Inc.	6,835,581
1,661,050	TFS Financial Corp.[1]	15,779,975

		54,601,800

Diversified Financials — 3.1%
117,850	Affiliated Managers Group, Inc.[1]	13,176,809
480,150	Lazard Ltd. — Class A4	13,713,084

		26,889,893

Insurance — 4.2%
211,600	PartnerRe Ltd.	14,365,524
158,800	RenaissanceRe Holdings Ltd.	12,025,924
299,615	Validus Holdings Ltd.	9,273,084

		35,664,532

Real Estate — 2.4%
470,550	Rayonier, Inc.	20,746,550

Total Financials		137,902,775

Shares		Value
Health Care — 7.9%
Health Care Equipment & Services — 4.6%
410,350	CIGNA Corp.	$20,209,737
233,400	Cooper Cos., Inc. (The)	19,071,114

		39,280,851

Pharmaceuticals, Biotechnology & Life Sciences — 3.3%
336,300	BioMarin Pharmaceutical, Inc.[1]	11,518,275
507,049	Qiagen NV1,4	7,894,753
131,550	Techne Corp.	9,221,655

		28,634,683

Total Health Care		67,915,534

Industrials — 24.0%
Capital Goods — 17.2%
546,800	AECOM Technology Corp.[1]	12,231,916
252,900	BE Aerospace, Inc.[1]	11,752,263
400,900	Fortune Brands Home & Security, Inc.[1]	8,847,863
85,600	Graco, Inc.	4,541,936
198,447	Lincoln Electric Holdings, Inc.	8,993,618
333,050	Pall Corp.	19,859,772
248,640	Snap-On, Inc.	15,159,581
398,300	Stanley Black & Decker, Inc.	30,653,168
204,550	Thomas & Betts Corp.[1]	14,709,191
189,684	WESCO International, Inc.[1,4]	12,388,262
309,150	Xylem, Inc.	8,578,912

		147,716,482

Commercial & Professional Services — 6.8%
345,560	Avery Dennison Corp.	10,411,723
292,350	Dun & Bradstreet Corp. (The)	24,770,815
519,900	Equifax, Inc.	23,010,774

		58,193,312

Total Industrials		205,909,794

Information Technology — 17.4%
Semiconductors & Semiconductor Equipment — 2.9%
1,243,900	Atmel Corp.[1]	12,264,854
1,418,440	LSI Corp.[1]	12,312,059

		24,576,913

Software & Services — 10.2%
356,910	BMC Software, Inc.[1]	14,333,506
31,000	Equinix, Inc.[1]	4,880,950
421,700	IAC/InterActiveCorp.	20,701,253
134,900	Micros Systems Inc.[1]	7,458,621
1,657,450	Monster Worldwide, Inc.[1]	16,160,137
671,690	Parametric Technology Corp.[1]	18,767,019
263,350	Vantiv, Inc. — Class A	5,169,560

		87,471,046

Technology Hardware & Equipment — 4.3%
236,700	Avnet, Inc.[1]	8,613,513
530,000	Ciena Corp.[1]	8,580,700
1,034,090	Intermec, Inc.[1]	7,993,516

CRM Funds
4

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
293,950	Zebra Technologies Corp. — Class A1	$12,104,861

		37,292,590

Total Information Technology		149,340,549

Materials — 5.0%
147,000	Ashland, Inc.	8,975,820
141,000	Cytec Industries, Inc.	8,571,390
167,150	FMC Corp.	17,694,499
160,050	Valspar Corp.	7,728,814

Total Materials		42,970,523

Utilities — 10.9%
100,200	Alliant Energy Corp.	4,340,664
576,850	American Water Works Co., Inc.	19,630,205
649,600	CMS Energy Corp.	14,291,200
978,600	NV Energy, Inc.	15,775,032
272,100	OGE Energy Corp.	14,557,350
276,700	SCANA Corp.	12,620,287
353,900	UIL Holdings Corp.	12,301,564

Total Utilities		93,516,302

Total Common Stock (Cost $685,247,280)		831,445,715

Short-Term Investments — 4.6%
19,744,519	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[5]	19,744,519
19,744,520	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[5]	19,744,520

Total Short-Term Investments (Cost $39,489,039)		39,489,039

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.5% (Cost $724,736,319)		870,934,754

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.4%
Repurchase Agreements
1,000,000	With Barclays Capital: at 0.08%, dated on 03.30.12, to be repurchased on 04/02/12, repurchase price $1,000,007 (collateralized by U.S. Treasury Note, par value $1,008,468, 1.000%, 07/15/13; total market value $1,020,000)	$1,000,000
1,000,000	With Deutsche Bank: at 0.05%, dated 03/30/12, to be repurchased on 04/02/12, repurchase price $1,000,004 (collateralized by U.S. Treasury Note, par value $976,801, 1.750%, 05/31/16; total market value $1,020,000)	1,000,000
1,000,000	With RBS Securirities: at 0.06%, dated on 03.30.12, to be repurchased on 04/02/12, repurchase price $1,020,005 (Collateralized by U.S. Treasury Inflationary Notes, par value ranging from $2,730 - $261,880, coupon rates ranging from 0.125% - 2.625%, 04/15/13 - 01/15/22; total market value $1,020,005)	1,000,000
180,544	With UBS Securities LLC: at 0.06%, dated on 03.30.12, to be repuchased on 04/02/12, repurchase price $1,000,005 (collateralized by U.S. Treasury Note, par value $175,381, 0.625%, 02/28/13; total market value $184,155)	180,544

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $3,180,544)		3,180,544

Total Investments — 101.9% (Cost $727,916,863)[6]		874,115,298	[7]
Liabilities in Excess of Other Assets — (1.9%)		(16,328,991)

Total Net Assets — 100.0%		$857,786,307

CRM Funds
5

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$831,445,715	$831,445,715	—	—
Short-Term Investments	39,489,039	39,489,039	—	—
Short-Term Investments Held as Collateral for Loaned Securities	3,180,544	3,180,544	—	—

Total	$874,115,298	$874,115,298	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Security partially or fully on loan.
[5]	Rate represents an annualized yield at date of measurement.
[6]

The cost for Federal income tax purposes was $741,651,885. At March 31, 2012, net unrealized appreciation was $132,463,413. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $157,210,216, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $24,746,803.

[7]

At March 31, 2012, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $3,078,149. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds
6

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Shares		Value
Common Stock — 96.1%
Consumer Discretionary — 12.4%
Consumer Durables & Apparel — 1.5%
2,932,976	Newell Rubbermaid, Inc.	$52,236,303

Consumer Services — 1.7%
1,161,888	Intercontinental Hotels Group PLC, ADR[2,3]	26,979,039
610,300	Starwood Hotels & Resorts Worldwide, Inc.	34,427,023

		61,406,062

Media — 2.6%
1,098,400	CBS Corp. — Class B	37,246,744
1,116,900	McGraw-Hill Companies, Inc. (The)	54,136,143

		91,382,887

Retailing — 6.6%
632,200	Bed Bath & Beyond, Inc.[1]	41,579,794
3,675,600	Liberty Interactive Corp. — Class A1	70,167,204
1,001,700	Ltd. Brands, Inc.	48,081,600
1,315,300	Nordstrom, Inc.	73,288,516

		233,117,114

Total Consumer Discretionary.		438,142,366

Consumer Staples — 4.8%
Food, Beverage & Tobacco — 4.8%
2,110,100	General Mills, Inc.	83,243,445
586,550	J.M. Smucker Co. (The)	47,721,708
446,675	Mead Johnson Nutrition Co.	36,841,754

		167,806,907

Total Consumer Staples		167,806,907

Energy — 5.5%
669,200	Cameron International Corp.[1]	35,353,836
2,398,100	El Paso Corp.	70,863,855
588,850	Whiting Petroleum Corp.[1]	31,974,555
1,789,400	Williams Companies, Inc. (The)	55,131,414

Total Energy		193,323,660

Financials — 15.3%
Banks — 2.1%
2,497,400	Fifth Third Bancorp	35,088,470
1,581,535	SunTrust Banks, Inc.	38,225,701

		73,314,171

Diversified Financials — 6.0%
91,600	CME Group, Inc.	26,502,628
1,017,500	Northern Trust Corp.	48,280,375
1,849,900	NYSE Euronext	55,515,499
1,804,650	State Street Corp.	82,111,575

		212,410,077

Insurance — 7.2%
1,911,200	Arch Capital Group Ltd.[1]	71,173,088

Shares		Value
Financials — (continued)
Insurance — (continued)
1,871,800	Marsh & McLennan Companies, Inc.	$61,376,322
1,748,400	Principal Financial Group, Inc.	51,595,284
1,003,203	Willis Group Holdings PLC[3]	35,092,041
1,661,516	XL Group PLC[3]	36,038,282

		255,275,017

Total Financials		540,999,265

Health Care — 9.5%
Health Care Equipment & Services — 7.6%
1,534,100	CareFusion Corp.[1]	39,779,213
1,680,750	CIGNA Corp.	82,776,938
2,474,877	St. Jude Medical, Inc.	109,661,800
647,463	Stryker Corp.	35,921,247

		268,139,198

Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
1,838,650	Hospira, Inc.[1]	68,747,123

Total Health Care		336,886,321

Industrials — 16.1%
Capital Goods — 13.0%
829,100	Cooper Industries PLC[3]	53,020,945
611,700	Dover Corp.	38,500,398
1,199,700	Eaton Corp.	59,781,051
1,702,161	Stanley Black & Decker, Inc.	130,998,311
3,165,885	Tyco International Ltd.	177,859,419

		460,160,124

Commercial & Professional Services — 3.1%
1,198,193	Avery Dennison Corp.	36,101,555
2,375,600	Republic Services, Inc.	72,598,336

		108,699,891

Total Industrials		568,860,015

Information Technology — 16.2%
Semiconductors & Semiconductor Equipment — 3.0%
5,823,145	LSI Corp.[1]	50,544,899
1,890,500	Maxim Integrated Products, Inc.	54,049,395

		104,594,294

Software & Services — 8.4%
3,576,500	Activision Blizzard, Inc.	45,850,730
1,462,178	BMC Software, Inc.[1]	58,721,068
639,550	Check Point Software Technologies Ltd.[1]	40,828,872
2,269,504	Parametric Technology Corp.[1]	63,409,942
1,075,050	Rovi Corp.[1]	34,992,878
3,020,754	Western Union Co. (The)	53,165,270

		296,968,760

Technology Hardware & Equipment — 4.8%
2,405,950	Motorola Solutions, Inc.	122,294,439

CRM Funds
7

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
136,055	NetApp, Inc.[1]	$6,091,182
1,136,100	TE Connectivity Ltd.	41,751,675

		170,137,296

Total Information Technology		571,700,350

Materials — 5.4%
396,900	Air Products & Chemicals, Inc.	36,435,420
676,800	Airgas, Inc.	60,214,896
514,400	Allegheny Technologies, Inc.	21,177,848
522,288	Ashland, Inc.	31,890,905
425,250	PPG Industries, Inc.	40,738,950

Total Materials		190,458,019

Utilities — 10.9%
1,908,593	American Water Works Co., Inc.	64,949,420
2,583,571	CMS Energy Corp.	56,838,562
1,173,100	Edison International	49,868,481
2,442,900	NiSource, Inc.	59,484,615
1,870,200	PPL Corp.	52,851,852
1,125,600	SCANA Corp.	51,338,616
1,888,300	Xcel Energy, Inc.	49,983,301

Total Utilities		385,314,847

Total Common Stock (Cost $2,789,255,354)		3,393,491,750

Short-Term Investments — 4.2%
74,758,052	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	74,758,052
74,758,051	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	74,758,051

Total Short-Term Investments (Cost $149,516,103)		149,516,103

Total Investments — 100.3% (Cost $2,938,771,457)[5]		3,543,007,853
Liabilities in Excess of Other Assets — (0.3%)		(9,922,830)

Total Net Assets — 100.0%		$3,533,085,023

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$3,393,491,750	$3,393,491,750	—	—
Short-Term Investments	149,516,103	149,516,103	—	—

Total	$3,543,007,853	$3,543,007,853	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $2,987,129,363. At March 31, 2012, net unrealized appreciation was $555,878,490. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $628,088,038, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $72,209,548.

CRM Funds
8

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Shares		Value
Common Stock — 96.3%
Consumer Discretionary — 13.2%
Consumer Durables & Apparel — 1.5%
14,200	Harman International Industries, Inc.	$664,702

Consumer Services — 3.2%
6,300	Las Vegas Sands Corp.	362,691
4,150	McDonald’s Corp.	407,115
11,950	Starwood Hotels & Resorts Worldwide, Inc.	674,099

		1,443,905

Media — 2.5%
14,400	McGraw-Hill, Inc. (The)	697,968
12,100	Time Warner, Inc.	456,775

		1,154,743

Retailing — 6.0%
35,400	Liberty Interactive Corp. — Class A1	675,786
16,800	Nordstrom, Inc.	936,096
19,610	Target Corp.	1,142,675

		2,754,557

Total Consumer Discretionary		6,017,907

Consumer Staples — 7.5%
Food, Beverage & Tobacco — 6.5%
6,650	Anheuser-Busch InBev N.V., ADR[2]	483,588
9,500	Coca-Cola Co. (The)	703,095
23,500	General Mills, Inc.	927,075
12,600	PepsiCo, Inc.	836,010

		2,949,768

Household & Personal Products — 1.0%
6,850	Procter & Gamble Co. (The)	460,388

Total Consumer Staples		3,410,156

Energy — 8.4%
7,600	Chevron Corp.	815,024
6,900	Conocophillips	524,469
7,800	National Oilwell Varco, Inc.	619,866
8,250	Occidental Petroleum Corp.	785,648
5,500	Schlumberger Ltd.	384,615
23,000	Williams, Inc. (The)	708,630

Total Energy		3,838,252

Financials — 15.6%
Banks — 2.0%
14,300	PNC Financial Services Group, Inc.	922,207

Diversified Financials — 8.2%
8,400	American Express Co.	486,025
8,700	Capital One Financial Corp.	484,938
23,900	JPMorgan Chase & Co.	1,098,922

Shares		Value
Financials — (continued)
Diversified Financials — (continued)
22,100	NYSE Euronext	$663,221
21,900	State Street Corp.	996,450

		3,729,556

Insurance — 2.5%
20,900	Marsh & McLennan, Inc.	685,311
21,200	XL Group PLC[3]	459,828

		1,145,139

Real Estate — 2.9%
10,420	American Tower Corp.	656,668
14,700	Rayonier, Inc.	648,123

		1,304,791

Total Financials		7,101,693

Health Care — 10.9%
Health Care Equipment & Services — 7.7%
18,400	Covidien PLC[3]	1,006,112
7,750	McKesson Corp.	680,218
30,750	St. Jude Medical, Inc.	1,362,532
8,300	Stryker Corp.	460,484

		3,509,346

Pharmaceuticals, Biotechnology & Life Sciences — 3.2%
22,600	Hospira, Inc.[1]	845,014
14,300	Roche Holding AG, ADR[2]	624,052

		1,469,066

Total Health Care		4,978,412

Industrials — 17.0%
Capital Goods — 15.8%
7,100	Dover Corp.	446,874
59,600	General Electric Co.	1,196,172
17,600	Pall Corp.	1,049,488
3,360	Precision Castparts Corp.	580,944
21,050	Stanley Black & Decker, Inc.	1,620,008
40,800	Tyco International Ltd.	2,292,144

		7,185,630

Commercial & Professional Services — 1.2%
18,200	Republic Services, Inc.	556,192

Total Industrials		7,741,822

Information Technology — 16.2%
Software & Services — 6.9%
12,300	Automatic Data Processing, Inc.	678,837
18,730	BMC Software, Inc.[1]	752,197
23,150	IAC/InterActiveCorp.	1,136,433
17,700	Microsoft Corp.	570,825

		3,138,292

Technology Hardware & Equipment — 9.3%
1,575	Apple, Inc.	944,165
21,450	Cisco Systems, Inc.	453,668
14,900	EMC Corp.[1]	445,212

CRM Funds
9

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
30,050	Motorola Solutions, Inc.	$1,527,441
1,750	NetApp, Inc.[1]	78,348
12,050	QUALCOMM, Inc.	819,641

		4,268,475

Total Information Technology		7,406,767

Telecommunication Services — 1.6%
23,200	AT&T, Inc.	724,536

Total Telecommunication Services		724,536

Utilities — 5.9%
15,050	Edison International	639,776
24,200	PPL Corp.	683,892
16,600	Southern Co.	745,838
24,600	Xcel Energy, Inc.	651,162

Total Utilities		2,720,668

Total Common Stock (Cost $36,244,415)		43,940,213

Short-Term Investments — 3.9%
894,880	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	894,880
894,880	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	894,880

Total Short-Term Investments (Cost $1,789,760)		1,789,760

Total Investments — 100.2% (Cost $38,034,175)[5]		45,729,973
Liabilities in Excess of Other Assets — (0.2%)		(101,015)

Total Net Assets — 100.0%		$45,628,958

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$43,940,213	$43,940,213	—	—
Short-Term Investments	1,789,760	1,789,760	—	—

Total	$45,729,973	$45,729,973	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $38,723,247. At March 31, 2012, net unrealized appreciation was $7,006,726. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,787,540, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $780,814.

CRM Funds
10

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Shares		Value
Common Stock — 95.0%
Consumer Discretionary — 10.0%
Consumer Durables & Apparel — 3.7%
56,400	CROCS, Inc.1	$1,179,888
14,300	Harman International Industries, Inc.	669,383

		1,849,271

Media — 1.5%
15,800	McGraw-Hill, Inc. (The)	765,826

Retailing — 4.8%
33,100	Liberty Interactive Corp. — Class A1	631,879
15,000	Nordstrom, Inc.	835,800
15,800	Target Corp.	920,666

		2,388,345

Total Consumer Discretionary		5,003,442

Consumer Staples — 5.9%
Food, Beverage & Tobacco — 5.0%
7,500	Anheuser-Busch InBev N.V., ADR[2]	545,400
25,600	General Mills, Inc.	1,009,920
13,900	PepsiCo, Inc.	922,265

		2,477,585

Household & Personal Products — 0.9%
7,100	Procter & Gamble Co. (The)	477,191

Total Consumer Staples		2,954,776

Energy — 5.2%
7,500	Chevron Corp.	804,300
9,400	National Oilwell Varco, Inc.	747,018
6,800	Occidental Petroleum Corp.	647,564
6,000	Schlumberger Ltd.	419,580

Total Energy		2,618,462

Financials — 15.5%
Banks — 4.7%
15,000	PNC Financial Services Group, Inc .	967,350
22,600	SunTrust Banks, Inc.	546,242
89,200	TFS Financial Corp.[1]	847,400

		2,360,992

Diversified Financials — 4.3%
15,000	JPMorgan Chase & Co.	689,700
24,800	Lazard Ltd. — Class A	708,288
24,100	NYSE Euronext	723,241

		2,121,229

Insurance — 2.9%
22,600	Marsh & McLennan, Inc.	741,054
10,500	PartnerRe Ltd.	712,845

		1,453,899

Real Estate — 3.6%
11,250	American Tower Corp.	708,975

Shares		Value
Financials — (continued)
Real Estate — (continued)
25,150	Rayonier, Inc.	$1,108,863

		1,817,838

Total Financials		7,753,958

Health Care — 10.5%
Health Care Equipment & Services — 6.6%
39,800	CONMED Corp.	1,188,826
10,500	Cooper Cos., Inc. (The)	857,955
28,150	St. Jude Medical, Inc.	1,247,327

		3,294,108

Pharmaceuticals, Biotechnology & Life Sciences — 3.9%
18,050	BioMarin Pharmaceutical, Inc.[1]	618,212
23,300	Hospira, Inc.[1]	871,187
6,800	Techne Corp.	476,680

		1,966,079

Total Health Care		5,260,187

Industrials — 19.2%
Capital Goods — 14.2%
60,100	General Electric Co.	1,206,207
19,550	Pall Corp.	1,165,767
8,300	Snap-On, Inc.	506,051
21,800	Stanley Black & Decker, Inc.	1,677,728
44,800	Tyco International Ltd.	2,516,864

		7,072,617

Commercial & Professional Services — 5.0%
16,900	Dun & Bradstreet Corp. (The)	1,431,937
24,100	Equifax, Inc.	1,066,666

		2,498,603

Total Industrials		9,571,220

Information Technology — 20.2%
Semiconductors & Semiconductor Equipment — 1.4%
81,950	LSI Corp.[1]	711,326

Software & Services — 7.2%
13,600	Automatic Data Processing, Inc.	750,584
12,800	BMC Software, Inc.[1]	514,048
19,950	IAC/InterActiveCorp.	979,346
96,200	Monster Worldwide, Inc.[1]	937,950
12,900	Rovi Corp.[1]	419,895

		3,601,823

Technology Hardware & Equipment — 11.6%
1,530	Apple, Inc.	917,189
36,100	Ciena Corp.[1]	584,459
29,300	Cisco Systems, Inc.	619,695
17,300	EMC Corp.[1]	516,924
91,200	Intermec, Inc.[1]	704,976
30,450	Motorola Solutions, Inc.	1,547,773
975	NetApp, Inc.[1]	43,651

CRM Funds
11

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
12,400	QUALCOMM, Inc.	$843,448

		5,778,115

Total Information Technology		10,091,264

Materials — 1.5%
6,800	FMC Corp.	719,848

Total Materials		719,848

Utilities — 7.0%
21,800	American Water Works Co., Inc.	741,854
10,500	Edison International	446,355
33,800	NiSource, Inc.	823,030
27,100	PPL Corp.	765,846
16,200	Southern Co.	727,866

Total Utilities		3,504,951

Total Common Stock (Cost $41,343,272)		47,478,108

Short-Term Investments — 4.8%
1,207,598	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[3]	1,207,598
1,207,597	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[3]	1,207,597

Total Short-Term Investments (Cost $2,415,195)		2,415,195

Total Investments — 99.8% (Cost $43,758,467)[4]		49,893,303
Other Assets in Excess of Liabilities — 0.2%.		88,457

Total Net Assets — 100.0%		$49,981,760

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$47,478,108	$47,478,108	—	—
Short-Term Investments	2,415,195	2,415,195	—	—

Total	$49,893,303	$49,893,303	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $44,457,113. At March 31, 2012, net unrealized appreciation was $5,436,190. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,440,448, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,004,258.

CRM Funds
12

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Shares		Value
Common Stock — 92.7%
Austria — 1.6%
10,500	Andritz AG	$1,027,608

Total Austria		1,027,608

Bermuda — 1.3%
441,100	North Atlantic Drilling Ltd.	852,030

Total Bermuda		852,030

Brazil — 4.5%
48,500	BR Properties SA	619,584
55,200	Estacio Participacoes SA	598,735
203,300	PDG Realty SA Empreendimentos e Participacoes	700,516
41,400	Vale SA, ADR[2]	939,366

Total Brazil		2,858,201

Canada — 1.4%
32,800	Trilogy Energy Corp.	866,818

Total Canada		866,818

Chile — 1.4%
45,700	ENTEL Chile SA	923,559

Total Chile		923,559

Denmark — 1.1%
10,150	FLSmidth & Co. A/S	712,383

Total Denmark		712,383

France — 4.7%
12,200	BioMerieux	961,141
14,000	Cie Generale Des Etablissements Michelin — Class B	1,042,452
8,400	Technip SA	989,573

Total France		2,993,166

Germany — 6.5%
10,000	Brenntag AG	1,224,610
9,100	Fresenius SE	933,193
6,900	Linde AG	1,238,207
27,900	Symrise AG	807,466

Total Germany		4,203,476

Hong Kong — 3.8%
77,500	China Mobile Ltd.	852,789
614,800	Chow Tai Fook Jewellery Group Ltd.[1]	973,793
302,000	Digital China Holdings Ltd.	599,679

Total Hong Kong		2,426,261

Indonesia — 5.1%
2,619,000	Bank Negara Indonesia Persero Tbk PT	1,145,669
214,500	Indo Tambangraya Megah Tbk PT	1,019,250
1,422,500	Telekomunikasi Indonesia Tbk PT	1,088,966

Total Indonesia		3,253,885

Shares		Value
Ireland — 2.4%
172,900	C&C Group PLC[3]	$890,108
14,500	Kerry Group PLC — Class A3	670,668

Total Ireland		1,560,776

Japan — 15.0%
15,900	Benesse Holdings, Inc.	792,406
22,300	Canon, Inc.	1,053,437
17,600	Honda Motor Co. Ltd.	668,745
31,000	JGC Corp.	960,674
48,200	JSR Corp.	970,173
28,600	Komatsu Ltd.	815,119
80,000	Kuraray Co. Ltd	1,131,811
33,700	Nabtesco Corp.	691,345
44,000	Nichi-Iko Pharmaceutical Co. Ltd.	966,969
24,200	Nitto Denko Corp.	975,075
29,600	Sega Sammy Holdings, Inc.	620,109

Total Japan		9,645,863

Netherlands — 4.0%
84,600	ING Groep N.V.[1]	704,859
19,100	Koninklijke DSM N.V.	1,105,181
38,000	SBM Offshore N.V.	776,684

Total Netherlands		2,586,724

Switzerland — 2.6%
29,300	Tyco International Ltd.	1,646,074

Total Switzerland		1,646,074

United Arab Emirates — 1.7%
109,300	Dragon Oil PLC[3]	1,090,902

Total United Arab Emirates		1,090,902

United Kingdom — 10.4%
222,900	Aberdeen Asset Management PLC[3]	916,272
53,200	Antofagasta PLC[3]	980,269
33,600	Croda International PLC[3]	1,131,823
15,400	SABMiller PLC[3]	618,143
38,700	Subsea 7 SA	1,024,797
40,950	Tullow Oil PLC[3]	1,000,170
36,600	Weir Group PLC (The)[3]	1,032,668

Total United Kingdom		6,704,142

United States — 25.2%
1,520	Apple, Inc.	911,194
32,800	Cisco Systems, Inc.	693,720
55,500	CROCS, Inc.[1]	1,161,060
11,600	DSW, Inc. — Class A	635,332
13,600	Dun & Bradstreet Corp. (The)	1,152,328
15,200	IAC/InterActiveCorp.	746,168
70,350	LSI Corp.[1]	610,638
18,700	McGraw-Hill Companies, Inc. (The)	906,389
91,200	Monster Worldwide, Inc.[1]	889,200
21,600	Motorola Solutions, Inc.	1,097,928
12,500	Nordstrom, Inc.	696,500

CRM Funds
13

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Shares		Value
United States — (continued)
13,200	Pall Corp.	$787,116
13,800	PepsiCo, Inc.	915,630
12,600	PNC Financial Services Group, Inc.	812,574
10,600	QUALCOMM, Inc.	721,012
17,700	Rayonier, Inc.	780,393
8,400	Schlumberger Ltd.	587,412
24,300	St. Jude Medical, Inc.	1,076,733
12,900	Stanley Black & Decker, Inc.	992,784

Total United States		16,174,111

Total Common Stock (Cost $52,492,782)		59,525,979

Preferred Stock — 1.4%
Germany — 1.4%
12,000	Henkel AG & Co. KGaA
(Cost $609,122)		879,286

Total Germany		879,286

Short-Term Investments — 5.7%
1,836,103	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	1,836,103

1,836,103	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	1,836,103

Total Short-Term Investments (Cost $3,672,206)		3,672,206

Total Investments — 99.8% (Cost $56,774,110)[5]		64,077,471
Other Assets in Excess of Liabilities — 0.2%		130,943

Total Net Assets — 100.0%		$64,208,414

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$1,027,608	$1,027,608	—	—
Bermuda	852,030	852,030	—	—
Brazil	2,858,201	2,858,201	—	—
Canada	866,818	866,818	—	—
Chile	923,559	923,559	—	—
Denmark	712,383	712,383	—	—
France	2,993,166	2,993,166	—	—
Germany	4,203,476	4,203,476	—	—
Hong Kong	2,426,261	2,426,261	—	—
Indonesia	3,253,885	3,253,885	—	—
Ireland	1,560,776	1,560,776	—	—
Japan	9,645,863	9,645,863	—	—
Netherlands	2,586,724	2,586,724	—	—
Switzerland	1,646,074	1,646,074	—	—
United Arab Emirates	1,090,902	1,090,902	—	—
United Kingdom	6,704,142	6,704,142	—	—
United States	16,174,111	16,174,111	—	—
Preferred Stock	879,286	879,286	—	—
Short-Term Investments	3,672,206	3,672,206	—	—

Total	$64,077,471	$64,077,471	—	—

CRM Funds
14

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012 (Unaudited)

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at March 31, 2012 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $10,723,435.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $58,622,099. At March 31, 2012, net unrealized appreciation was $5,455,372. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,283,945, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,828,573.

CRM Funds
15

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Shares		Value
Common Stock — 93.2%
Austria — 1.7%
3,150	Andritz AG	$308,282

Total Austria		308,282

Bermuda — 2.9%
43,350	Catlin Group Ltd.	281,650
124,100	North Atlantic Drilling Ltd.	239,712

Total Bermuda		521,362

Brazil — 7.9%
13,100	BR Properties SA	167,351
14,500	BRF-Brasil Foods SA	286,354
24,200	Estacio Participacoes SA	262,489
59,900	PDG Realty SA Empreendimentos e Participacoes	206,399
7,800	Petroleo Brasileiro SA, ADR[2]	207,168
12,010	Vale SA, ADR[2]	272,507

Total Brazil		1,402,268

Canada — 2.9%
7,450	Cenovus Energy, Inc.	268,139
9,400	Trilogy Energy Corp.	248,417

Total Canada		516,556

Chile — 1.6%
14,300	ENTEL Chile SA	288,991

Total Chile		288,991

Denmark — 1.0%
2,475	FLSmidth & Co. A/S	173,709

Total Denmark		173,709

France — 5.6%
10,750	AXA SA	178,214
3,400	BioMerieux	267,859
3,650	Cie Generale Des Etablissements Michelin — Class B	271,782
2,400	Technip SA	282,735

Total France		1,000,590

Germany — 7.7%
2,250	BASF SE	196,825
2,950	Brenntag AG	361,260
2,650	Fresenius SE	271,754
2,000	Linde AG	358,901
6,400	Symrise AG	185,225

Total Germany		1,373,965

Hong Kong — 4.1%
27,000	China Mobile Ltd.	297,101
163,000	Chow Tai Fook Jewellery Group Ltd.[1]	258,179
87,000	Digital China Holdings Ltd.	172,755

Total Hong Kong		728,035

Shares		Value
India — 1.4%
26,380	HCL Technologies Ltd.	$250,233

Total India		250,233

Indonesia — 4.9%
726,500	Bank Negara Indonesia Persero Tbk PT	317,804
57,500	Indo Tambangraya Megah Tbk PT	273,226
375,500	Telekomunikasi Indonesia Tbk PT	287,456

Total Indonesia		878,486

Ireland — 2.4%
50,550	C&C Group PLC[3]	260,237
3,650	Kerry Group PLC — Class A3	168,823

Total Ireland		429,060

Japan — 18.1%
4,400	Benesse Holdings, Inc.	219,282
6,900	Canon, Inc.	325,951
4,200	Honda Motor Co. Ltd.	159,587
8,000	JGC Corp.	247,916
12,900	JSR Corp.	259,652
8,200	Komatsu Ltd.	233,706
23,000	Kuraray Co. Ltd	325,396
8,000	Nabtesco Corp.	164,117
12,500	Nichi-Iko Pharmaceutical Co. Ltd.	274,707
7,800	Nitto Denko Corp.	314,281
5,200	Sankyo Co. Ltd.	255,068
8,200	Sega Sammy Holdings Inc.	171,787
19,000	Sumitomo Electric Industries Ltd.	260,082

Total Japan		3,211,532

Netherlands — 4.3%
24,600	ING Groep N.V.[1]	204,959
5,300	Koninklijke DSM N.V.	306,673
12,500	SBM Offshore N.V.	255,489

Total Netherlands		767,121

Switzerland — 3.1%
5,300	Aryzta AG	261,859
39,800	Informa PLC[3]	281,057

Total Switzerland		542,916

United Arab Emirates — 1.5%
27,200	Dragon Oil PLC[3]	271,478

Total United Arab Emirates		271,478

United Kingdom — 22.1%
61,800	Aberdeen Asset Management PLC[3]	254,040
16,000	Antofagasta PLC[3]	294,818
8,750	Croda International PLC[3]	294,746
7,850	Diageo PLC[3]	188,654
185,900	Hays PLC[3]	250,810
18,150	Hunting PLC[3]	275,066
16,450	IMI PLC[3]	255,880
106,250	Man Group PLC[3]	229,087
6,150	SABMiller PLC[3]	246,856

CRM Funds
16

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Shares		Value
United Kingdom — (continued)
10,100	Spectris PLC[3]	$291,271
10,500	Standard Chartered PLC[3]	261,996
10,350	Subsea 7 SA	274,073
11,450	Tullow Oil PLC[3]	279,657
11,300	Victrex PLC[3]	244,002
10,200	Weir Group PLC (The)[3]	287,793

Total United Kingdom		3,928,749

Total Common Stock (Cost $15,152,787)		16,593,333

Preferred Stock — 1.3%
Germany — 1.3%
3,200	Henkel AG & Co. KGaA
(Cost $168,988)		234,476

Total Germany		234,476

Short-Term Investments — 6.1%
537,909	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	537,909
537,910	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	537,910

Total Short-Term Investments (Cost $1,075,819)		1,075,819

Total Investments — 100.6% (Cost $16,397,594)[5]		17,903,628
Liabilities in Excess of Other Assets — (0.6%)		(99,078)

Total Net Assets — 100.0%		$17,804,550

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$308,282	$308,282	—	—
Bermuda	521,362	521,362	—	—
Brazil	1,402,268	1,402,268	—	—
Canada	516,556	516,556	—	—
Chile	288,991	288,991	—	—
Denmark	173,709	173,709	—	—
France	1,000,590	1,000,590	—	—
Germany	1,373,965	1,373,965	—	—
Hong Kong	728,035	728,035	—	—
India	250,233	250,233	—	—
Indonesia	878,486	878,486	—	—
Ireland	429,060	429,060	—	—
Japan	3,211,532	3,211,532	—	—
Netherlands	767,121	767,121	—	—
Switzerland	542,916	542,916	—	—
United Arab Emirates	271,478	271,478	—	—
United Kingdom	3,928,749	3,928,749	—	—
Preferred Stock
Germany	234,476	234,476	—	—
Short-Term Investments	1,075,819	1,075,819	—	—

Total	$17,903,628	$17,903,628	—	—

CRM Funds
17

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2012 (Unaudited)

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at March 31, 2012 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $4,404,018.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $16,706,151. At March 31, 2012, net unrealized appreciation was $1,197,477. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,806,378, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $608,901.

CRM Funds
18

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	May 23, 2012

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	May 23, 2012

*	Print the name and title of each signing officer under his or her signature.